Altshares Long/Short High Yield Fund
ALTSHARES LONG/SHORT HIGH YIELD FUND (TICKER: LSHY)
INVESTMENT OBJECTIVE
The investment objective of the AltShares Long/Short High Yield Fund (the “Fund”) is to seek current income and capital appreciation with reduced volatility over time.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Altshares Long/Short High Yield Fund Altshares Long/Short High Yield Fund USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Altshares Long/Short High Yield Fund Altshares Long/Short High Yield Fund
Management Fee	1.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.74%	[1]
Total Annual Fund Operating Expenses	3.29%
Management Fee Waivers and Reimbursements	(1.34%)	[2]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	1.95%
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's sub-adviser, Bramshill Investments, LLC, has entered into an Expense Limitation Agreement to limit the Fund's total operating expenses (excluding dividend and interest expenses; taxes; brokerage commissions and other transaction-related expenses; extraordinary expenses; acquired fund fees and expenses; and payments, if any, under a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 1.95% of the Fund's average daily net assets through January 31, 2017. While the Sub-Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Fund's Board of Trustees (the “Board”). Pursuant to the Expense Limitation Agreement, the Adviser may recapture fees waived and operating expenses reimbursed for a period of three years following the fiscal year in which such reimbursement occurred; provided that such recapture may not cause the Fund's total operating expenses to exceed the expense cap in place at the time of such waiver or reimbursement.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Altshares Long/Short High Yield Fund | Altshares Long/Short High Yield Fund | USD ($)	205	943

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective primarily by investing in a portfolio of “high yield” debt securities of U.S. companies. “High yield” debt securities (e.g., “junk bonds”) include securities rated lower than “BBB-” by Standard & Poor's Ratings Group or “Baa3” by Moody's Investors Service, Inc. or at a similar level by another nationally recognized statistical rating organization, or are unrated but are deemed to be of comparable quality by Bramshill Investments, LLC (the “Sub-Adviser”). High yield debt securities are generally referred to as “below investment grade” bonds.

The Sub-Adviser generally seeks to diversify and hedge the Fund's positions across individual regions, industries, sectors and market capitalization bands, and to hedge against un-diversifiable risk, such as market risk. In selecting securities for the Fund, the Sub-Adviser seeks to take advantage of structural and technical inefficiencies that the Sub-Adviser believes exist in the secondary credit markets to construct a portfolio that mitigates risk and volatility in an effort to achieve favorable returns in most market conditions. Under normal market conditions, the Fund holds long positions in high yield debt securities selected because the Sub-Adviser believes they are likely to outperform the market over time or increase in value in the near term (the “Long Position”), and holds short positions in high yield debt securities selected because the Sub-Adviser believes they are likely to lose value in the near or longer term (the “Short Position”).

•	Long Position . In selecting securities for the Long Position, the Sub-Adviser generally analyzes debt securities included in the Bloomberg USD Corporate High Yield Bond Index (the “Bloomberg index”) to identify the most attractive opportunities, based on the securities' characteristics and the Sub-Adviser's relative value and trend analysis.

•	Short Position. In selecting securities for the Short Position, the Sub-Adviser may invest in individual debt securities that the Sub-Adviser believes are likely to underperform the market or decrease in value in the near term. In this regard, the Sub-Adviser generally reviews securities in the Bloomberg Index whose underlying issuers have accounting irregularities, are part of an over-bought sector, have weak fundamentals or exhibit other indications of high risk of default on their obligations.

While the Sub-Adviser may invest directly in high yield debt securities, the Sub-Adviser may also implement the Fund's strategy by investing in exchange-traded pools (“ETPs”) (e.g., exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), etc.) that invest a significant portion of their portfolios in, or otherwise provide significant exposure to, high yield debt instruments (“High Yield ETPs”).

The Fund's investment portfolio will generally include up to 200 different securities positions with a target portfolio net exposure (the market value of Long Positions minus the market value of Short Positions) of between 0% and 100%. The Fund does not have any portfolio maturity limitation or duration parameters, and may invest its assets in instruments with short-term, medium-term or long-term maturities. The Fund has no limit on the capitalization of underlying issuers, but generally expects to focus on large and medium capitalization companies. The Fund may invest in several types of below-investment grade issues, including, without limitation, corporate bonds, bank loans, convertible bonds, preferred stocks and municipal bonds, and investments may include distressed securities, which the Sub-Adviser defines as securities and other instruments for which the issuer is not current in its payment obligations (“Distressed Securities”). The Fund also may invest in investment grade securities. While the Fund is not limited with respect to any single position, the Fund generally limits direct investments in Long and Short Positions in a single issuer to no more than ten percent (10%) of the total assets of the Fund.

In general, the Fund will acquire positions that the Sub-Adviser believes, based on its analysis, offer substantial potential for income and capital appreciation. Conversely, the Fund will generally sell positions when the Sub-Adviser believes the security has met its target price, the Sub-Adviser's outlook for an underlying issuer has changed, or the Sub-Adviser believes better opportunities are available.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other similar investment companies. Portfolio turnover is a ratio that indicates how often the securities in an investment company's portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be greater than 100%.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining market, debt security prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Exogenous forces may affect the Fund in ways that the Sub-Adviser may not be able to anticipate and/or create a trading strategy that will protect the underlying principal of the Fund.

Management Style Risk. The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the ability of the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Sub-Adviser's judgments about the attractiveness, value, and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results. If the Sub-Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Fixed Income Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund's fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund's fixed income investments is expected to decline.

•	Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

•	Prepayment risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund's returns.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

High Yield Securities or “Junk Bond” Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund's shares and the income it earns.

Distressed Securities Risk. The Fund may invest in Distressed Securities (as defined above), including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value.

Loan Participation and Assignment Risk. The Fund can invest in a bank loan through a participation or an assignment. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of borrower's principal and interest payments. Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of theassigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender. The principal credit risk associated with acquiring loan participation interests and assignments is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests or assignments and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Municipal Market Volatility Risk. Municipal securities may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest the Fund earns from the Fund's investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund's bond holdings could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase.

Short Sale Risk. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Large Capitalization Companies Risk. The Fund may invest a significant portion of its assets in securities of large capitalization companies (which the Sub-Adviser defines as companies with more than $6 billion in capitalization). Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium Capitalization and Small Capitalization Companies Risk. The Fund may invest a significant portion of its assets in securities of medium capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of between $2 billion and $6 billion that are not in the top ten percent of the securities in their primary market when ranked in order of market capital) and also may invest in small capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of less than $2 billion). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Such companies also typically are subject to a greater degree of changes in earnings and prospects.

Risks Related to Investments in Exchange Traded Products

•	Risks Related to “Fund of Funds” Structure. The Fund may invest in other ETPs, including ETFs. Through its positions in other ETPs, the Fund will be subject to the risks associated with such vehicles' investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETP could, in the case of ETPs that short markets (e.g., inverse ETPs), increase or, if the Fund were to hold long ETPs, decrease. In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits. To the extent that the Fund invests in other ETPs, your cost of investing in the Fund will generally be higher than the cost of investing directly in other ETPs. By investing in the Fund, you will indirectly bear fees and expenses charged by underlying ETPs, in addition to the Fund's direct fees and expenses. Furthermore, the use of a “fund of funds” structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

•	1940 Act Limits. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire Shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

•	Risks Related to ETP NAV and Market Price. The market value of an ETP's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETP shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETP trades at a premium (creating the risk that the Fund pays more than NAV for an ETP when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETPs it holds, and that the Fund receives less than NAV when selling an ETP).

•	Tracking Risk. Investment in the Fund should be made with the understanding that index-based ETPs in which the Fund invests may not be able to replicate exactly the performance of indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities, the ETPs may incur expenses not incurred by their applicable indices, and certain securities comprising the indices tracked by ETFs may temporarily be unavailable.

•	Sampling Risk. The index-based ETPs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETPs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETP in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETP will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETP holds could result in a greater decline in NAV than would be the case if the ETP held all of the securities in the underlying index.

•	Inverse ETP Risk. Inverse ETPs involve additional risks and considerations not present in traditional index-based ETPs. “Inverse” or “short” ETPs are designed to deliver the opposite return of an underlying benchmark. Inverse ETPs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Instead, because of the structure of these products, their rebalancing methodologies and the effects of compounding, maintaining holdings beyond the reset period can lead to results very different from an inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, inverse ETPs may have lower trading volumes or may be less tax efficient than traditional ETPs. For these reasons, inverse ETPs are typically considered to be riskier investments than traditional ETPs.

•	ETN Risk. ETNs are senior, unsecured debt securities issued by a bank that guarantee investors the return on an underlying benchmark, minus fees, at maturity. Like ETFs, ETNs can be bought and sold in the market intraday and are subject to the risks of their underlying benchmark. However, unlike ETFs, ETNs are unsecured promissory obligations that do not actually hold a portfolio of the underlying index's securities, and therefore are not subject to tracking risk, but are subject to the credit risk of the backing financial institution.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the NASDAQ Stock Market (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

New Sub-Adviser Risk. Although the executives and members of the Sub-Adviser have extensive experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Sub-Adviser has not managed this particular strategy before, which may limit the Sub-Adviser's effectiveness.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Income Taxes”.

PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.